PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 146,128	$ 147,617
Additions, net of disposals and assets reclassified as held for sale	5,555
Disposals, property, plant and equipment	2,413
Depreciation expenses	(3,651)
Foreign currency translation	(3,458)
Increase (decrease) in property, plant and equipment	(1,489)
Right-of-use assets	4,700	4,800
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,478
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		66,351
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,318	48,546
Additions, net of disposals and assets reclassified as held for sale	1,921
Disposals, property, plant and equipment	599
Depreciation expenses	(1,409)
Foreign currency translation	(585)
Increase (decrease) in property, plant and equipment	1,772
Right-of-use assets	4,500	3,600
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,444
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	333	345
Additions, net of disposals and assets reclassified as held for sale	20
Disposals, property, plant and equipment	3
Depreciation expenses	(21)
Foreign currency translation	(8)
Increase (decrease) in property, plant and equipment	(12)
Right-of-use assets	86	86
Real Estate | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,551	15,835
Additions, net of disposals and assets reclassified as held for sale	1,606
Disposals, property, plant and equipment	574
Depreciation expenses	(836)
Foreign currency translation	(510)
Increase (decrease) in property, plant and equipment	(284)
Right-of-use assets	7,600	6,800
Private Equity and Other | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30
Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,300	1,300
Private Equity and Other [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,172
Additions, net of disposals and assets reclassified as held for sale	1,623
Disposals, property, plant and equipment	573
Depreciation expenses	(1,038)
Foreign currency translation	(2,191)
Increase (decrease) in property, plant and equipment	(2,179)
Right-of-use assets	718	757
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,754	16,540
Additions, net of disposals and assets reclassified as held for sale	385
Disposals, property, plant and equipment	664
Depreciation expenses	(347)
Foreign currency translation	(164)
Increase (decrease) in property, plant and equipment	(786)
Right-of-use assets	1,000	$ 1,100
Asset management | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4